Rio Tinto financial information by business unit	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Information By Business Unit [Abstract]
Rio Tinto financial information by business unit

		Gross revenue(a) for the year ended 31 December			EBITDA(b) for the year ended 31 December			Net earnings(c) for the year ended 31 December
Rio Tinto interest %		2019 US$m	2018 US$m	2017 US$m	2019 US$m	2018 US$m	2017 US$m	2019 US$m	2018 US$m	2017 US$m
Iron Ore
Pilbara	(d)	23,681	18,359	18,143	15,936	11,267	11,383	9,619	6,460	6,576
Dampier Salt	68.4	271	246	215	75	56	27	27	18	3
Evaluation projects/other		123	126	108	87	55	137	(8)	53	116
Total Iron Ore		24,075	18,731	18,466	16,098	11,378	11,547	9,638	6,531	6,695

Aluminium	(e)
Bauxite		2,459	2,324	2,019	969	790	804	441	412	463
Alumina		2,657	3,340	2,661	628	1,137	454	301	634	180
Intrasegment		(825)	(861)	(790)	(10)	(7)	(25)	(7)	(5)	(17)
Bauxite & Alumina		4,291	4,803	3,890	1,587	1,920	1,233	735	1,041	626
Primary Metal		4,940	6,468	5,808	755	1,418	1,762	40	595	778
Pacific Aluminium		2,204	2,541	2,305	(22)	148	453	(137)	—	176
Inter-segment and other		(2,256)	(3,226)	(2,321)	36	(88)	(19)	26	(67)	(12)
Integrated operations		9,179	10,586	9,682	2,356	3,398	3,429	664	1,569	1,568
Other product group items		1,065	1,479	1,214	(202)	(440)	(132)	(161)	(344)	(100)
Product group operations		10,244	12,065	10,896	2,154	2,958	3,297	503	1,225	1,468
Evaluation projects/other		96	126	109	131	137	126	96	122	115
Total Aluminium		10,340	12,191	11,005	2,285	3,095	3,423	599	1,347	1,583

Copper & Diamonds
Rio Tinto Kennecott	100.0	1,879	1,862	1,352	843	785	539	397	293	78
Escondida	30.0	2,136	2,274	1,811	1,034	1,301	1,030	325	506	325
Grasberg joint venture	(g)	—	457	33	—	281	(3)	—	217	(169)
Oyu Tolgoi and Turquoise Hill	(h)	1,166	1,180	940	357	375	256	25	69	36
Diamonds	(i)	619	695	706	151	301	287	(21)	118	92
Product group operations		5,800	6,468	4,842	2,385	3,043	2,109	726	1,203	362
Evaluation projects/other		15	—	—	(312)	(267)	(205)	(172)	(149)	(99)
Total Copper & Diamonds		5,815	6,468	4,842	2,073	2,776	1,904	554	1,054	263

Energy & Minerals
Rio Tinto Coal Australia	(j)	—	989	2,829	—	893	1,223	—	591	716
Iron Ore Company of Canada	58.7	2,189	1,583	1,867	1,024	586	770	332	166	235
Rio Tinto Iron & Titanium	(k)	1,938	1,782	1,763	611	510	546	254	174	201
Rio Tinto Borates	100.0	593	622	630	180	197	244	96	111	126
Uranium	(l)	375	415	417	55	18	15	25	(4)	(26)
Product group operations		5,095	5,391	7,506	1,870	2,204	2,798	707	1,038	1,252
Simandou iron ore project	(m)	—	—	—	(12)	(15)	(13)	(5)	(7)	(6)
Evaluation projects/other		55	60	43	(96)	(49)	(9)	(91)	(36)	(7)
Total Energy & Minerals		5,150	5,451	7,549	1,762	2,140	2,776	611	995	1,239

Other operations	(n)	18	9	10	(77)	(70)	(116)	(89)	(102)	(138)

Inter-segment transactions		(31)	(15)	(15)	(9)	—	—	(3)	—	—

Product group total		45,367	42,835	41,857	22,132	19,319	19,534	11,310	9,825	9,642

Central pension costs, share-based payments and insurance					59	(128)	(68)	60	(90)	(48)
Restructuring, project and one-off costs					(183)	(272)	(177)	(94)	(190)	(124)
Central costs					(496)	(552)	(491)	(550)	(410)	(311)
Exploration and evaluation					(315)	(231)	(218)	(231)	(193)	(178)
Net interest								(122)	(134)	(354)
Underlying EBITDA/earnings					21,197	18,136	18,580	10,373	8,808	8,627
Items excluded from underlying EBITDA/earnings		—	—	10	(722)	5,127	1,912	(2,363)	4,830	135
EBITDA/net earnings					20,475	23,263	20,492	8,010	13,638	8,762
Reconciliation to Group income statement
Share of equity accounted unit sales and
intra-subsidiary/equity accounted unit sales		(2,202)	(2,313)	(1,837)
Depreciation and amortisation in subsidiaries
excluding capitalised depreciation					(4,272)	(3,909)	(4,302)
Impairment charges					(3,487)	(132)	(796)
Depreciation and amortisation in equity accounted units					(653)	(650)	(648)
Taxation and finance items in equity accounted units					(296)	(372)	(272)
Consolidated sales revenue/profit on ordinary activities before finance items and taxation		43,165	40,522	40,030	11,767	18,200	14,474

		Capital expenditure(o) for the year ended 31 December			Depreciation and amortisation for the year ended 31 December			Operating assets(p) as at 31 December			Employees for the year ended 31 December
	Rio Tinto interest %	2019 US$m	2018 US$m	2017 US$m	2019 US$m	2018 US$m	2017 US$m	2019 US$m	2018 US$m	2017 US$m	2019	2018	2017
Iron Ore
Pilbara	(d)	1,720	1,288	1,201	1,704	1,682	1,645	13,865	14,486	16,535	10,634	10,422	10,159
Dampier Salt	68.4	21	14	13	19	20	22	152	165	150	347	239	232
Evaluation projects/other		—	—	—	—	—	—	2	2	2	—	—	—
Total Iron Ore		1,741	1,302	1,214	1,723	1,702	1,667	14,019	14,653	16,687	10,981	10,661	10,391

Aluminium	(e)
Bauxite		387	953	825	286	165	123	2,597	2,494	1,897	2,940	2,676	2,534
Alumina		282	218	108	187	194	209	2,009	2,721	2,733	2,269	2,009	2,012
Intrasegment		—	—	—	—	—	—	(27)	(20)	(18)	—	—	—
Bauxite & alumina		669	1,171	933	473	359	332	4,579	5,195	4,612	5,209	4,685	4,546
Primary Metal		658	595	389	682	615	665	9,674	9,306	9,946	6,357	6,497	6,404
Pacific Aluminium		129	115	109	154	149	196	970	1,156	1,016	2,356	2,278	2,173
Inter-segment and other		—	—	5	—	(1)	6	807	789	772	127	180	222
Integrated operations		1,456	1,881	1,436	1,309	1,122	1,199	16,030	16,446	16,346	14,049	13,640	13,345
Other product group items	(f)	—	(508)	—	—	—	—	—	—	—	—	—	—
Product group operations		1,456	1,373	1,436	1,309	1,122	1,199	16,030	16,446	16,346	14,049	13,640	13,345
Evaluation projects/other		—	—	—	3	—	—	—	—	—	—	—	—
Total Aluminium		1,456	1,373	1,436	1,312	1,122	1,199	16,030	16,446	16,346	14,049	13,640	13,345

Copper & Diamonds
Rio Tinto Kennecott	100.0	444	318	249	457	427	422	2,012	1,864	1,936	2,066	1,993	1,734
Escondida	30.0	315	302	248	508	518	507	2,871	3,057	3,369	1,068	1,087	1,079
Grasberg joint venture	(g)	—	171	138	—	30	42	—	—	1,137	—	1,615	1,642
Oyu Tolgoi and Turquoise Hill	(h)	1,289	1,284	901	208	219	344	6,780	6,072	4,725	3,152	2,863	2,835
Diamonds	(i)	38	64	85	144	118	132	195	267	441	940	967	922
Product group operations		2,086	2,139	1,621	1,317	1,312	1,447	11,858	11,260	11,608	7,226	8,525	8,212
Evaluation projects/other		1	11	1	3	5	5	152	129	135	150	146	142
Total Copper & Diamonds		2,087	2,150	1,622	1,320	1,317	1,452	12,010	11,389	11,743	7,376	8,671	8,354

Energy & Minerals
Rio Tinto Coal Australia	(j)	—	32	84	—	34	152	—	(837)	1,040	—	1,005	1,924
Iron Ore Company of Canada	58.7	255	189	202	172	154	157	803	975	988	2,617	2,397	2,382
Rio Tinto Iron & Titanium	(k)	249	169	119	193	201	219	3,507	3,390	3,881	4,115	4,058	4,048
Rio Tinto Borates	100.0	43	44	28	60	62	65	525	518	523	924	980	936
Uranium	(l)	5	8	21	3	4	37	(363)	(406)	(327)	857	1,324	1,307
Product group operations		552	442	454	428	455	630	4,472	3,640	6,105	8,513	9,764	10,597
Simandou iron ore project	(m)	(1)	—	—	—	—	—	20	15	17	74	70	10
Evaluation projects/other		—	—	—	—	—	—	37	41	41	53	33	25
Total Energy & Minerals		551	442	454	428	455	630	4,529	3,696	6,163	8,640	9,867	10,632

Other operations	(n)	(4)	12	(35)	177	26	32	(83)	(442)	(328)	159	187	203

Product group total		5,831	5,279	4,691	4,960	4,622	4,980	46,505	45,742	50,611	41,205	43,026	42,925

Inter-segment transactions								127	129	206
Net assets of disposal groups held for sale	(q)							—	440	370
Other items		64	65	70	77	43	42	(2,449)	(2,880)	(2,631)	4,802	4,432	3,882
Less: equity accounted units		(456)	(500)	(417)	(653)	(650)	(647)	—	—	—	—	—	—
Total		5,439	4,844	4,344	4,384	4,015	4,375	44,183	43,431	48,556	46,007	47,458	46,807
Add back: Proceeds from disposal of property, plant and equipment		49	586	138
Total capital expenditure per cash flow statement		5,488	5,430	4,482
Less: Net (debt)/cash								(3,651)	255	(3,845)
Less: EAU funded balances excluded from net debt								—	—	—
Equity attributable to owners of Rio Tinto								40,532	43,686	44,711
Business units are classified according to the Group’s management structure. We have adjusted certain comparative amounts to represent changes in management responsibility. Effective from the first half of 2019, Dampier Salt has moved from the Energy & Minerals Product Group to the Iron Ore Product Group.

(a)
Gross sales revenue includes the sales revenue of equity accounted units on a proportionately consolidated basis (after adjusting for sales to subsidiaries) in addition to consolidated sales. Consolidated sales revenue includes subsidiary sales to equity accounted units which are not included in gross sales revenue.

(b)
EBITDA of subsidiaries and the Group’s share of EBITDA relating to equity accounted units represents profit before: tax, net finance items, depreciation and amortisation charged to the income statement in the period. Underlying EBITDA excludes the EBITDA impact of the same items that are excluded from underlying earnings.

(c)
Represents profit after tax for the period attributable to the owners of the Rio Tinto Group. Business unit earnings are stated before finance items but after the amortisation of discount related to provisions. Earnings attributed to business units do not include amounts that are excluded in arriving at underlying earnings.

(d)
Pilbara represents the Group’s 100% holding in Hamersley, 50% holding in Hope Downs Joint Venture and 65% holding in Robe River Iron Associates. The Group’s net beneficial interest in Robe River Iron Associates is 53%, as 30% is held through a 60% owned subsidiary and 35% is held through a 100% owned subsidiary.

(e)
Presented on an integrated operations basis, splitting activities between Bauxite & Alumina, Primary Metal, Pacific Aluminium and other integrated operations (which reflect the results of the integrated production of aluminium) and other product group items which relate to other commercial activities.

(f)
In 2018, Aluminium capital expenditure was reported net of US$508 million proceeds received from the sale of surplus land at Kitimat. These proceeds were not included in Aluminium’s free cash flow and the associated gain was excluded from business unit earnings and EBITDA.

(g)
Through a joint venture agreement with Freeport-McMoRan Inc. (Freeport), we were entitled to 40% of material mined above an agreed threshold as a consequence of expansions and developments of the Grasberg facilities since 1998 (until 21 December 2018). On 21 December 2018, we sold our entire interest in the Grasberg mine to PT Indonesia Asahan Aluminium (Persero) (Inalum).

(h)
Our interest in Oyu Tolgoi is held indirectly through our 50.8% investment in Turquoise Hill Resources Ltd (TRQ), where TRQ’s principal asset is its 66% investment in Oyu Tolgoi LLC, which owns the Oyu Tolgoi copper-gold mine.

(i)	Includes our interests in Argyle (100%) and Diavik (60%).

(j)
Includes our 82% interest in the Hail Creek coal mine (until 1 August 2018), our 80% interest in the Kestrel underground coal mine (until 1 August 2018) and interests in the Winchester South (until 1 June 2018) and Valeria development projects (until 1 August 2018).

On 1 June 2018, we sold our entire 75% interest in the Winchester South coal development project in Queensland, Australia, to Whitehaven Coal Limited for US$200 million.
On 1 August 2018, we sold our entire 82% interest in the Hail Creek coal mine and 71.2% interest in the Valeria coal development project in Queensland, Australia, to Glencore for US$1.7 billion.
On 1 August 2018, we sold our entire 80% interest in the Kestrel underground coal mine in Queensland, Australia, to a consortium comprising private equity manager EMR Capital (EMR) and PT Adaro Energy Tbk (Adaro), an Indonesian listed coal company, for US$2.25 billion.
On 1 September 2017, we sold our 100% shareholding in Coal & Allied Industries Limited to Yancoal Australia Limited for US$2.69 billion (before working capital adjustments).
Rio Tinto Coal Australia’s operating assets of US$(837) million at 31 December 2018 included provisions for onerous contracts in relation to rail infrastructure capacity and capital gains tax payable on the divestments announced in the year, partly offset by financial assets and receivables relating to contingent royalties and disposal proceeds. Following a change in management responsibility, at 31 December 2019, these amounts are now reported within Other operations, with no restatement of comparative amounts.

(k)	Includes our interests in Rio Tinto Fer et Titane (100%), QIT Madagascar Minerals (QMM, 80%) and Richards Bay Minerals (attributable interest of 74%).

(l)
Includes our interests in Energy Resources of Australia (68.4%) and, until 16 July 2019, Rössing Uranium Limited (Rössing) (68.6%). On 16 July 2019, we sold our entire 68.6% interest in Rössing to China National Uranium Corporation Limited (CNUC).

(m)
Simfer Jersey Limited, in which the Group has a 53% interest, has an 85% interest in Simfer S.A., the company that manages the Simandou project in Guinea. The Group therefore has a 45.05% indirect interest in Simfer S.A.. These entities are consolidated as subsidiaries and together referred to as the Simandou iron ore project.

(n)
Other operations include our 100% interest in the Gove alumina refinery, Rio Tinto Marine and, with effect from the first half of 2019, the remaining operating assets of Rio Tinto Coal Australia. As at 31 December 2019, these include provisions for onerous contracts in relation to rail infrastructure capacity, partly offset by deferred tax assets and financial assets and receivables relating to contingent royalties and disposal proceeds. Refer to note (j).

(o)
Capital expenditure is the net cash outflow on purchases less sales of property, plant and equipment, capitalised evaluation costs and purchases less sales of other intangible assets. The details provided include 100% of subsidiaries’ capital expenditure and Rio Tinto’s share of the capital expenditure of joint operations and equity accounted units.

(p)
Operating assets of subsidiaries is comprised of net assets excluding post-retirement assets and liabilities, net of tax, and before deducting net debt. Operating assets are stated after the deduction of non- controlling interests – these are calculated by reference to the net assets of the relevant companies (ie inclusive of such companies’ debt and amounts due to or from Rio Tinto Group companies).

(q)
Assets and liabilities held for sale at 31 December 2018 included our interest in Rössing Uranium Limited, the ISAL smelter, the Aluchemie anode plant, and the Alufluor aluminium fluoride plant. At 31 December 2017 it included our interest in the Dunkerque aluminium smelter and certain other separate assets.